N-6	Dec. 31, 2022
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Advisory VUL | RoyceCapitalFundRoyceMicroCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Micro-Cap Portfolio:Investment Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.16%
Platform Charge [Percent]	0.20%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(22.43%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%